Leases (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Lease Rental Costs
Net Lease Expense on Operating Leases	$ 327,000,000	$ 346,000,000	$ 343,000,000
Amortization of Capital Leases	74,000,000	73,000,000	72,000,000
Interest on Capital Leases	28,000,000	29,000,000	32,000,000
Total Lease Rental Costs	429,000,000	448,000,000	447,000,000
PP&E and Related Obligations Under Capital Leases
Generation	103,000,000	117,000,000
Other Property, Plant and Equipment	627,000,000	495,000,000
Total Property, Plant and Equipment Under Capital Leases	730,000,000	612,000,000
Accumulated Amortization	197,000,000	173,000,000
Net Property, Plant and Equipment Under Capital Leases	533,000,000	439,000,000
Noncurrent Liability	428,000,000	375,000,000
Liability Due Within One Year	110,000,000	74,000,000
Total Obligations Under Capital Leases	538,000,000	449,000,000
Future Minimum Lease Payments
Capital Leases, 2014	135,000,000
Noncancelable Operating Leases, 2014	288,000,000
Capital Leases, 2015	111,000,000
Noncancelable Operating Leases, 2015	268,000,000
Capital Leases, 2016	97,000,000
Noncancelable Operating Leases, 2016	246,000,000
Capital Leases, 2017	79,000,000
Noncancelable Operating Leases, 2017	230,000,000
Capital Leases, 2018	44,000,000
Noncancelable Operating Leases, 2018	215,000,000
Capital Leases, Later Years	215,000,000
Noncancelable Operating Leases, Later Years	862,000,000
Capital Leases, Total Future Minimum Lease Payments	681,000,000
Noncancelable Operating Leases, Total Future Minimum Lease Payments	2,109,000,000
Less Estimated Interest Element on Capital Leases	143,000,000
Estimated Present Value of Future Minimum Lease Payments on Capital Leases	538,000,000
Maximum Potential Loss
Max Potential Loss On Master Lease Agreements	20,000,000
Leases (Textuals) [Abstract]
Maximum Remaining Lease Term	36 years
Maximum Potential Loss On Master Lease Agreements	20,000,000
Sabine Dragline Lease [Member]
Leases (Textuals) [Abstract]
Cost of Electric Draglines to be Used for Mining Operations	47,000,000
AEP Generating Co [Member] | Rockport Lease [Member]
Future Minimum Sublease Rentals, Sale Leaseback Transactions
2014	73,854,000
2015	73,854,000
2016	73,854,000
2017	73,854,000
2018	73,854,000
Later Years	295,416,000
Total Future Minimum Lease Payments	664,686,000
Leases (Textuals) [Abstract]
Lease Term	33 years
Appalachian Power Co [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases	17,500,000	15,633,000	13,488,000
Amortization of Capital Leases	6,293,000	7,429,000	7,880,000
Interest on Capital Leases	1,410,000	1,782,000	1,898,000
Total Lease Rental Costs	25,203,000	24,844,000	23,266,000
PP&E and Related Obligations Under Capital Leases
Generation	13,531,000	11,798,000
Other Property, Plant and Equipment	18,720,000	20,944,000
Total Property, Plant and Equipment Under Capital Leases	32,251,000	32,742,000
Accumulated Amortization	11,379,000	10,282,000
Net Property, Plant and Equipment Under Capital Leases	20,872,000	22,460,000
Noncurrent Liability	15,718,000	16,375,000
Liability Due Within One Year	5,154,000	6,085,000
Total Obligations Under Capital Leases	20,872,000	22,460,000
Future Minimum Lease Payments
Capital Leases, 2014	5,930,000
Noncancelable Operating Leases, 2014	16,327,000
Capital Leases, 2015	4,789,000
Noncancelable Operating Leases, 2015	12,976,000
Capital Leases, 2016	4,247,000
Noncancelable Operating Leases, 2016	12,111,000
Capital Leases, 2017	3,610,000
Noncancelable Operating Leases, 2017	11,661,000
Capital Leases, 2018	2,602,000
Noncancelable Operating Leases, 2018	10,737,000
Capital Leases, Later Years	2,079,000
Noncancelable Operating Leases, Later Years	46,452,000
Capital Leases, Total Future Minimum Lease Payments	23,257,000
Noncancelable Operating Leases, Total Future Minimum Lease Payments	110,264,000
Less Estimated Interest Element on Capital Leases	2,385,000
Estimated Present Value of Future Minimum Lease Payments on Capital Leases	20,872,000
Maximum Potential Loss
Max Potential Loss On Master Lease Agreements	3,696,000
Leases (Textuals) [Abstract]
Maximum Potential Loss On Master Lease Agreements	3,696,000
Indiana Michigan Power Co [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases	95,606,000	95,509,000	94,317,000
Amortization of Capital Leases	11,307,000	8,429,000	8,762,000
Interest on Capital Leases	1,870,000	1,738,000	2,115,000
Total Lease Rental Costs	108,783,000	105,676,000	105,194,000
PP&E and Related Obligations Under Capital Leases
Generation	18,324,000	19,102,000
Other Property, Plant and Equipment	130,249,000	22,697,000
Total Property, Plant and Equipment Under Capital Leases	148,573,000	41,799,000
Accumulated Amortization	15,356,000	13,154,000
Net Property, Plant and Equipment Under Capital Leases	133,217,000	28,645,000
Noncurrent Liability	87,000,000	22,842,000
Liability Due Within One Year	46,210,000	5,803,000
Total Obligations Under Capital Leases	133,210,000	28,645,000
Future Minimum Lease Payments
Capital Leases, 2014	49,685,000
Noncancelable Operating Leases, 2014	98,819,000
Capital Leases, 2015	39,468,000
Noncancelable Operating Leases, 2015	95,935,000
Capital Leases, 2016	31,053,000
Noncancelable Operating Leases, 2016	90,431,000
Capital Leases, 2017	9,512,000
Noncancelable Operating Leases, 2017	84,624,000
Capital Leases, 2018	4,338,000
Noncancelable Operating Leases, 2018	83,525,000
Capital Leases, Later Years	10,244,000
Noncancelable Operating Leases, Later Years	341,472,000
Capital Leases, Total Future Minimum Lease Payments	144,300,000
Noncancelable Operating Leases, Total Future Minimum Lease Payments	794,806,000
Less Estimated Interest Element on Capital Leases	11,090,000
Estimated Present Value of Future Minimum Lease Payments on Capital Leases	133,210,000
Maximum Potential Loss
Max Potential Loss On Master Lease Agreements	2,548,000
Leases (Textuals) [Abstract]
Maximum Potential Loss On Master Lease Agreements	2,548,000
Indiana Michigan Power Co [Member] | Rockport Lease [Member]
Future Minimum Sublease Rentals, Sale Leaseback Transactions
2014	73,854,000
2015	73,854,000
2016	73,854,000
2017	73,854,000
2018	73,854,000
Later Years	295,416,000
Total Future Minimum Lease Payments	664,686,000
Leases (Textuals) [Abstract]
Lease Term	33 years
Indiana Michigan Power Co [Member] | Nuclear Fuel Lease [Member]
Future Minimum Sublease Rentals, Sale Leaseback Transactions
2014	42,567,000
2015	32,198,000
2016	26,888,000
2017	5,762,000
2018	2,398,000
Total Future Minimum Lease Payments	109,813,000
Leases (Textuals) [Abstract]
Lease Term	54 months
Portion of Unamortized Nuclear Fuel Inventory Sold at Cost	110,000,000
Indiana Michigan Power Co [Member] | Railcar Lease [Member]
Leases (Textuals) [Abstract]
Future Minimum Lease Obligation for Remaining Railcars	13,000,000
Sale Proceeds Guaranteed by Lessor Under Current Five Year Lease Term	83.00%
Sale Proceeds Guaranteed by Lessor at the End of 20-Year Term	77.00%
Maximum Potential Loss Related to Guarantee	9,000,000
Ohio Power Co [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases	57,814,000	59,836,000	59,983,000
Amortization of Capital Leases	7,800,000	10,906,000	13,118,000
Interest on Capital Leases	4,125,000	3,307,000	3,753,000
Total Lease Rental Costs	69,739,000	74,049,000	76,854,000
PP&E and Related Obligations Under Capital Leases
Generation	0	39,080,000
Other Property, Plant and Equipment	26,532,000	35,666,000
Total Property, Plant and Equipment Under Capital Leases	26,532,000	74,746,000
Accumulated Amortization	9,800,000	27,513,000
Net Property, Plant and Equipment Under Capital Leases	16,732,000	47,233,000
Noncurrent Liability	11,212,000	36,381,000
Liability Due Within One Year	5,520,000	14,707,000
Total Obligations Under Capital Leases	16,732,000	51,088,000
Future Minimum Lease Payments
Capital Leases, 2014	6,224,000
Noncancelable Operating Leases, 2014	11,986,000
Capital Leases, 2015	3,217,000
Noncancelable Operating Leases, 2015	10,817,000
Capital Leases, 2016	2,762,000
Noncancelable Operating Leases, 2016	10,097,000
Capital Leases, 2017	2,697,000
Noncancelable Operating Leases, 2017	9,575,000
Capital Leases, 2018	2,136,000
Noncancelable Operating Leases, 2018	8,292,000
Capital Leases, Later Years	1,914,000
Noncancelable Operating Leases, Later Years	31,627,000
Capital Leases, Total Future Minimum Lease Payments	18,950,000
Noncancelable Operating Leases, Total Future Minimum Lease Payments	82,394,000
Less Estimated Interest Element on Capital Leases	2,218,000
Estimated Present Value of Future Minimum Lease Payments on Capital Leases	16,732,000
Maximum Potential Loss
Max Potential Loss On Master Lease Agreements	4,555,000
Leases (Textuals) [Abstract]
Maximum Potential Loss On Master Lease Agreements	4,555,000
Public Service Co of Oklahoma [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases	4,131,000	5,283,000	6,532,000
Amortization of Capital Leases	4,099,000	3,839,000	4,438,000
Interest on Capital Leases	782,000	815,000	1,098,000
Total Lease Rental Costs	9,012,000	9,937,000	12,068,000
PP&E and Related Obligations Under Capital Leases
Generation	9,675,000	3,624,000
Other Property, Plant and Equipment	15,413,000	15,614,000
Total Property, Plant and Equipment Under Capital Leases	25,088,000	19,238,000
Accumulated Amortization	10,957,000	6,738,000
Net Property, Plant and Equipment Under Capital Leases	14,131,000	12,500,000
Noncurrent Liability	10,222,000	8,864,000
Liability Due Within One Year	3,909,000	3,636,000
Total Obligations Under Capital Leases	14,131,000	12,500,000
Future Minimum Lease Payments
Capital Leases, 2014	4,548,000
Noncancelable Operating Leases, 2014	2,241,000
Capital Leases, 2015	3,174,000
Noncancelable Operating Leases, 2015	2,004,000
Capital Leases, 2016	2,828,000
Noncancelable Operating Leases, 2016	1,654,000
Capital Leases, 2017	2,834,000
Noncancelable Operating Leases, 2017	1,487,000
Capital Leases, 2018	1,798,000
Noncancelable Operating Leases, 2018	1,123,000
Capital Leases, Later Years	1,127,000
Noncancelable Operating Leases, Later Years	2,031,000
Capital Leases, Total Future Minimum Lease Payments	16,309,000
Noncancelable Operating Leases, Total Future Minimum Lease Payments	10,540,000
Less Estimated Interest Element on Capital Leases	2,178,000
Estimated Present Value of Future Minimum Lease Payments on Capital Leases	14,131,000
Maximum Potential Loss
Max Potential Loss On Master Lease Agreements	1,354,000
Leases (Textuals) [Abstract]
Maximum Potential Loss On Master Lease Agreements	1,354,000
Southwestern Electric Power Co [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases	6,328,000	5,797,000	5,990,000
Amortization of Capital Leases	15,456,000	14,793,000	12,694,000
Interest on Capital Leases	8,153,000	9,041,000	9,651,000
Total Lease Rental Costs	29,937,000	29,631,000	28,335,000
PP&E and Related Obligations Under Capital Leases
Generation	34,476,000	27,745,000
Other Property, Plant and Equipment	157,853,000	154,166,000
Total Property, Plant and Equipment Under Capital Leases	192,329,000	181,911,000
Accumulated Amortization	66,637,000	50,440,000
Net Property, Plant and Equipment Under Capital Leases	125,692,000	131,471,000
Noncurrent Liability	105,086,000	114,161,000
Liability Due Within One Year	17,899,000	17,599,000
Total Obligations Under Capital Leases	122,985,000	131,760,000
Future Minimum Lease Payments
Capital Leases, 2014	25,172,000
Noncancelable Operating Leases, 2014	5,010,000
Capital Leases, 2015	22,837,000
Noncancelable Operating Leases, 2015	4,369,000
Capital Leases, 2016	19,871,000
Noncancelable Operating Leases, 2016	3,721,000
Capital Leases, 2017	21,247,000
Noncancelable Operating Leases, 2017	3,338,000
Capital Leases, 2018	11,134,000
Noncancelable Operating Leases, 2018	2,887,000
Capital Leases, Later Years	55,475,000
Noncancelable Operating Leases, Later Years	14,823,000
Capital Leases, Total Future Minimum Lease Payments	155,736,000
Noncancelable Operating Leases, Total Future Minimum Lease Payments	34,148,000
Less Estimated Interest Element on Capital Leases	32,751,000
Estimated Present Value of Future Minimum Lease Payments on Capital Leases	122,985,000
Maximum Potential Loss
Max Potential Loss On Master Lease Agreements	2,366,000
Leases (Textuals) [Abstract]
Maximum Potential Loss On Master Lease Agreements	2,366,000
Southwestern Electric Power Co [Member] | Railcar Lease [Member]
Leases (Textuals) [Abstract]
Future Minimum Lease Obligation for Remaining Railcars	15,000,000
Sale Proceeds Guaranteed by Lessor Under Current Five Year Lease Term	83.00%
Sale Proceeds Guaranteed by Lessor at the End of 20-Year Term	77.00%
Maximum Potential Loss Related to Guarantee	10,000,000
Southwestern Electric Power Co [Member] | Sabine Dragline Lease [Member]
Leases (Textuals) [Abstract]
Cost of Electric Draglines to be Used for Mining Operations	$ 47,000,000